Income tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax benefits
Current income tax	¥ (25,259)	¥ (16,780)	¥ (16,856)
Deferred income tax	87,406	128,875	153,987
Income tax benefit	¥ 62,147	¥ 112,095	¥ 137,131